Other operating expenses (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Other operating expenses
Provision expenses	$ (368,068)	$ (310,406)
Gain (loss) on sale of assets	227,891	(38,309)
Impairment of current assets	(59,468)	(46,434)
Other income	109,957	92,478
Other operating income (expense)	$ (89,688)	$ (302,671)